Equity and Other Comprehensive Income (Loss) - Additional Information (Detail) kr / shares in Units, $ / shares in Units, kr in Millions, $ in Billions				12 Months Ended
	Sep. 29, 2026 kr / shares	Apr. 02, 2026 kr / shares	Jan. 23, 2026 SEK (kr)	Dec. 31, 2025 SEK (kr) kr / shares	Dec. 31, 2024 SEK (kr) kr / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 kr / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 kr / shares shares
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners per share | kr / shares				kr 2.85	kr 2.7		kr 2.7
Dividends paid, ordinary shares				kr 9,500.0		$ 9.0
Board of Directors [member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners				kr 10,100.0	kr 9,500.0
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Dividend proposed | kr / shares	kr 1.5	kr 1.5		kr 3	kr 2.85		kr 2.7
Percentage Of Share Capital Authorised For Repurchase				10.00%
Maximum amount authorised for share repurchase program			kr 15,000.0	kr 15,000.0
Class A shares [member]
Disclosure of classes of share capital [line items]
Shares quota value | $ / shares								$ 5
Voting rights of share holders				one vote per share
Class B shares [member]
Disclosure of classes of share capital [line items]
Shares quota value | $ / shares								$ 5
Voting rights of share holders				one tenth of one vote per share
Treasury shares | shares					15,579,561	15,579,561	14,009,306	38,002,276	38,002,276
Class C Shares [Member]
Disclosure of classes of share capital [line items]
Percentage of shares repurchased on capital stock								0.70%	0.70%
Class C Shares [Member] | Long-Term Variable Compensation Program LTV I 2023 [member]
Disclosure of classes of share capital [line items]
Shares quota value | kr / shares									kr 5
Payments to acquire or redeem entitys shares				kr 115.5
Number of shares issuable | shares								23,100,000	23,100,000
Payments on acquisition of repurchased shares				kr 115.7